Interests in Resource Properties (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss			$ 1,684
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Line Items]
Expected future minimum sublease payments receivable	$ 3,250
Percentage of pre tax discount rate used to determine expected future cash flows	8.30%
Reversal of non cash impairment loss	$ 188,203
Hydrocarbon properties
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss		$ 15,585	$ 8,566
Percentage of post tax discount rate	9.25%	11.00%	10.00%
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss		$ 13,264
Deferred tax liability related to non cash impairment loss			$ 7,672
Deferred income tax recovery			2,526
Hydrocarbon Probable Reserves
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss		2,951	1,684
Hydrocarbon Undeveloped lands
Disclosure Of Interests In Resource Properties [Line Items]
Reversal of non cash impairment loss		$ 630	$ 790